SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 788,268	$ 328,368	$ 119,339
Accrued payroll	408,602	39,670	274,508
Accrued expenses	265,532	417,832	63,931
Accrued commissions	26,678
Accrued interest – related party	5,079	23,934	11,122
Total accounts payable and accrued expenses	$ 1,494,159	$ 809,804	$ 468,900